Related party disclosures	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related party disclosures

14. Related party disclosures

During the three and six months ended June 30, 2025, the Group did not enter into any new related-party transactions with its key management personnel or with related entities other than the granting of a total of 332,000 Service options to its Board of Directors during the three and six months ended June 30, 2025.